Property, Plant and Equipment	12 Months Ended
Dec. 31, 2022
Texts Block [Abstract]
Property, plant and equipment
5
Property, plant and equipment
i)
Reconciliation of carrying amount

	Note	Computers	Buildings and renovation	Motor vehicles held for leasing	Office and other equipment	Total
(in $ millions)		$	$	$	$	$
Cost
At January 1, 2021		50	129	486	36	701
Additions		16	136	41	6	199
Write-offs/disposal		(3)	(39)	(48)	(2)	(92)
Effects of movements in exchange rates		(1)	2	(9)	(1)	(9)
At December 31, 2021		62	228	470	39	799
Additions		22	50	65	11	148
Acquisition through business combination	26	1	54	1	11	67
Write-offs/disposal		(1)	(33)	(26)	—	(60)
Effects of movements in exchange rates		(3)	(8)	(6)	(3)	(20)
At December 31, 2022		81	291	504	58	934

	Note	Computers	Buildings and renovation	Motor vehicles held for leasing	Office and other equipment	Total
(in $ millions)		$	$	$	$	$
Accumulated depreciation and impairment losses
At January 1, 2021		35	72	192	18	317
Depreciation for the year		16	34	53	6	109
Write-offs/disposal		(3)	(39)	(24)	(2)	(68)
Impairment loss		—	1	6	—	7
Effects of movements in exchange rates		(1)	(1)	(4)	(1)	(7)
At December 31, 2021		47	67	223	21	358
Depreciation for the year		13	48	58	10	129
Write-offs/disposal		(1)	(23)	(14)	—	(38)
Impairment (reversal) loss of PPE		—	6	(3)	—	3
Effects of movements in exchange rates		(2)	(4)	(2)	(2)	(10)
At December 31, 2022		57	94	262	29	442
Carrying amounts
At January 1, 2021		15	57	294	18	384
At December 31, 2021		15	161	247	18	441
At December 31, 2022		24	197	242	29	492

Property, plant and equipment includes right-of-use assets of $171 million (2021: $118 million) relating to leased properties and motor vehicles (see Note 23). During the financial year, the Group acquired motor vehicles with an aggregate cost of $65 million (2021: $41 million) for cash payments of $11 million (2021: $21 million), secured bank loan financing of $18 million (2021: $20 million) and lease liabilities of $36 million (2021: nil).

ii)
Depreciation of property, plant and equipment

Property, plant and equipment is depreciated on a straight-line basis over the estimated useful lives, after taking into account the estimated residual value. Management reviews the estimated useful lives and residual value of the assets annually in order to determine the amount of depreciation expense to be recorded during any reporting year. The depreciation expense recorded for the year is $129 million (2021: $109 million; 2020: $126 million).

The reviews performed in 2022 and 2021 did not result in any changes in estimated useful life or residual value.

iii)
Impairment loss/reversal on property, plant and equipment

In relation to motor vehicles held for leasing, following a recovery in rental rates and utilization rates in certain markets during 2022, the Group reversed $3 million of impairment loss recognized in prior years (2021: impairment loss of $6 million; 2020: impairment loss of $15 million), which is presented in ‘Cost of revenue’.

The recoverable amount of motor vehicles was based on its value in use, determined by discounting post-tax future cash flows to be generated from the continuing use of the motor vehicles leasing business over the reduced useful life.

Key assumptions used in the estimate of value in use were as follows:

	2022	2021	2020
	%	%	%
Discount rate	15	6.6 to 12	6.9 to 12
Budgeted rental rate growth	6.7	0 to 1.8	0 to 4
Utilization rates	82	46 to 94	45 to 95

The discount rate applied was a post-tax measure based on weighted average cost of capital. The pre-tax discount rate was 18.64% (2021: 12.2% to 18.8%; 2020: 11.7% to 25.1%). The budgeted rental rates growth was estimated based on historic trends adjusted for estimated future growth rates of the motor vehicles leasing business. Utilization rates were estimated based on historic trends and adjusted for estimated future utilization rates.